Exploration costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Exploration Expense	$ 95	$ 50	$ 273	$ 419
Mongolia
Exploration Expense	72	58	162	340
Other
Exploration Expense	$ 23	$ (8)	$ 111	$ 79